Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,848,000.00
Total Fee Amount	6,055.41
Total Offset Amount	0.00
Net Fee	$ 6,055.41
Offering Table N/A
Offset Table N/A	N/A